NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Schedule of Notes Payable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Debt Disclosure [Abstract]
Commercial Paper	$ 0	$ 721
Notes payable to banks	1,310	1,285
Notes payable to related companies	157	131
Notes payable trade	0	2
Notes payable	$ 1,467	$ 2,139
Period-end average interest rates	2.64%	2.18%